INCOME TAXES - Summary of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unrecognized tax benefits
Beginning balance-gross unrecognized tax benefits (UTB’s)	$ 15,507	$ 17,496	$ 18,728
Lapse of statute of limitations		(291)	(1,232)
Tax credit expiration	(12,103)
Rate change impact		(1,698)
Ending balance—gross unrecognized tax benefits (“UTB”s)	3,404	15,507	17,496
UTB’s as a credit in deferred taxes	(2,347)	(12,905)	(14,604)
Federal benefit of state taxes	(516)	(2,062)	(2,063)
Unrecognized tax benefits that would impact the annual effective tax rate if recognized	$ 541	$ 540	$ 829